CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)		Mar. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (186,406,000)		$ (27,144)	¥ (642,374,000)		¥ (327,971,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	65,304,000		9,509	333,550,000		351,129,000
Provision for/(reversal of) allowance for doubtful accounts	648,000		94	(151,000)		5,615,000
(Gains)/losses on disposal of property and equipment	(553,000)		(81)	448,000		(1,468,000)
Foreign exchange (gain)/loss	8,547,000		1,245	(1,214,000)		(5,574,000)
Goodwill impairment	63,460,000	[1]	9,240	186,504,000	[1]	0
Impairment for intangible assets	21,233,000		3,092	48,890,000		0
Share-based compensation expenses	13,563,000		1,976	12,458,000		26,295,000
Deferred income tax benefit	(8,948,000)		(1,303)	(15,962,000)		(4,644,000)
(Gain)/loss from investments, net	19,750,000		2,876	(232,000)		(86,497,000)
Share of results of equity investee	(883,000)		(129)	539,000		(36,000)
Amortization of right-of-use asset and interest on lease liabilities	8,610,000		1,254	0		0
Changes in operating assets and liabilities:
Prepayments, receivables and other current assets	5,807,000		845	22,157,000		21,184,000
Loan receivables - service fee	511,000		74	1,211,000		51,000
Inventories	(64,000)		(9)	161,000		2,686,000
Amounts due from related parties	(620,000)		(90)	141,000		(90,000)
Other non-current assets	0		0	(442,000)		(2,627,000)
Accounts payable	(9,771,000)		(1,423)	(1,505,000)		2,857,000
Salary and welfare payable	1,238,000		180	7,839,000		(1,683,000)
Taxes payable	9,785,000		1,425	1,474,000		(4,784,000)
Advances from customers	(655,000)		(95)	667,000		(26,000)
Amounts due to related parties	(498,000)		(73)	(1,540,000)		(5,784,000)
Operating lease liabilities	(7,654,000)		(1,115)	0		0
Accruals and other current liabilities	(12,494,000)		(1,817)	(67,028,000)		(46,564,000)
Net cash used in operating activities	(10,090,000)		(1,469)	(114,409,000)		(77,931,000)
Cash flows from investing activities:
Purchase of property and equipment	(18,962,000)		(2,761)	(55,138,000)		(152,648,000)
Purchase of intangible assets	0		0	0		(13,103,000)
Disposal of property and equipment	788,000		115	133,000		1,917,000
Disposal of long-term investment	0		0	5,279,000		104,399,000
Purchase of short-term investments	(1,601,149,000)		(233,145)	(1,783,441,000)		(2,077,485,000)
Proceeds from sale of short term investments	1,652,601,000		240,637	1,842,401,000		2,055,608,000
Purchase of gold	(36,587,000)		(5,327)	0		0
Cash paid for long-term investments	(14,847,000)		(2,162)	(34,564,000)		(23,000,000)
Cash received from long-term investments	186,000		27	0		0
Cash paid for loan originations	(578,658,000)		(84,259)	(1,073,006,000)		(1,705,401,000)
Cash received from loan repayments	597,236,000		86,964	1,148,415,000		1,713,050,000
Acquisition of subsidiaries, net of cash acquired	0		0	(36,132,000)		0
Net cash (used in)/provided by investing activities	608,000		89	13,947,000		(96,663,000)
Cash flows from financing activities:
Proceeds from short-term borrowing	618,000		90	10,139,000		0
Repayment of short-term borrowing	(11,349,000)		(1,653)	0		0
Proceeds from exercise of share options	0		0	0		609,000
Cash payment for repurchase of ordinary shares (Note 17)	(1,333,000)		(194)	(9,689,000)		(119,858,000)
Net cash (used in)/provided by financing activities	(12,064,000)		(1,757)	450,000		(119,249,000)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(860,000)		(125)	(3,455,000)		(20,647,000)
Net (decrease)/increase in cash and cash equivalents	(22,406,000)		(3,262)	(103,467,000)		(314,490,000)
Cash and cash equivalents and restricted cash at beginning of year	439,417,000		63,984	542,884,000		857,374,000
Cash and cash equivalents and restricted cash at end of year	417,011,000		60,722	439,417,000		542,884,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(286,000)		(42)	(920,000)		(13,889,000)
Cash paid for interest	(598,000)		(87)	¥ (787,000)		¥ 0
Supplemental schedule of non-cash investing and financing activities:
Paybale related to purchase of property and equipment	¥ 10,450,000		$ 1,522

[1]	Goodwill impairment